Intangible assets, net (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 1,197	$ 1,122
Less: Accumulated amortization	(953)	(850)
Intangible assets, net	244	272
Amortization expense	100	100	$ 100
Capitalized software
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	1,152	1,087
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 45	$ 35